Non-Current Provisions - Schedule of Commitments for Compensation Payable to Employees Upon Their Retirement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Retirement Benefits [Abstract]
Beginning balance	€ (853)	€ (490)	€ (531)
Costs of services rendered (operating expense)	(219)	(104)	(116)
Interest expense (finance expense)	(11)	(10)	(9)
Benefit paid	0	0	0
Actuarial gains	(177)	(249)	166
Ending balance	€ (1,260)	€ (853)	€ (490)